Leases (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Lease liability	€ 20,129
Right-of-use asset	23,367		$ 26,447	€ 17,209	€ 15,401
Gelderland [Member]
Statement Line Items [Line Items]
Right-of-use asset	€ 170			€ 355	€ 0
Ellomay Solar photovoltaic [Member]
Statement Line Items [Line Items]
Operating lease agreements (Years)	24 years and 11 month	24 years and 11 month
Capitalized rent | ₪		₪ 28,800
Quarterly rent | ₪		₪ 165
Lease Expire dates	July 2046	July 2046
Lease liability	€ 10,629
Right-of-use asset	10,629
Payment of lease liabilities	€ 4,165